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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 ------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 ------------------------------
                 Los Angeles, CA 90067
                 ------------------------------

Form 13F File Number: 28-04707
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert Miller         Los Angeles, California     February 12, 2009
   -------------------------     -----------------------     -----------------
          [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                        --------------------

Form 13F Information Table Entry Total:          16
                                        --------------------

Form 13F Information Table Value Total:        92,865
                                        --------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                            VALUE  SHRS OR    SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
----------------------------  --------------  ---------  --------  ---------  ---  ----  ----------  --------  ----  ------  ----
COSAN LTD                        Shares A     G25343107     1,687    415,800   SH           Other       1            Shared
DINEEQUITY INC.                   Common      254423106     6,315    577,800   SH           Other       1            Shared
DEXCOM INC.                       Common      252131107     4,416  1,752,300   SH           Other       1            Shared
FIFTH STREET FINANCE CORP.        Common      31678A103     9,932  1,337,616   SH           Other       1            Shared
JPMORGAN & CHASE & CO.            Common      46625H100     7,359    237,300   SH           Other       1            Shared
LUMBER LIQUIDATORS INC            Common      55003Q103     6,137    562,500   SH           Other       1            Shared
MCMORAN EXPLORATION               Common      582411104       729     76,478   SH           Other       1            Shared
MANNKIND CORPORATION              Common      56400P201     5,013  1,510,000   SH           Other       1            Shared
MONSANTO                          Common      61166W101     6,683     96,135   SH           Other       1            Shared
RESEARCH IN MOTION LTD            Common      760975102     2,714     70,000   SH           Other       1            Shared
SEPRACOR INC.                      Note       817315AU8     3,725  5,000,000  PRN           Other       1            Shared
STERICYCLE INC.                   Common      858912108     3,869     75,000   SH           Other       1            Shared
STATE STREET CORPORATION          Common      857477103    12,846    342,000   SH           Other       1            Shared
TEVA PHARMACEUTICAL INDS LTD        ADR       881624209     7,090    168,300   SH           Other       1            Shared
WELLS FARGO & CO.                 Common      949746101     7,315    254,000   SH           Other       1            Shared
WAL MART STORES                   Common      931142103     7,035    127,800   SH           Other       1            Shared
                                                         --------
                                                           92,865
                                                         --------